Stock Options - Schedule of Fair Value of Stock Options (Details) - Black-Scholes Option Pricing Model [Member]	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.22%	4.10%
Expected life (in years)	4.61	5.61
Bottom of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	125.77%	140.41%
Top of Range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	133.62%	160.81%